SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 171.4	$ 140.0	$ 150.4	$ 160.4
Accounts receivable, less allowances:	353.6	220.0
Inventories:
Finished products	431.8	204.5
Raw materials and work-in-process	34.4	27.2
Total Inventory	466.2	231.7
Deferred income taxes	28.0	9.8
Prepaid expenses and other current assets	55.7	33.0
Total current assets	1,074.9	634.5
Property, plant and equipment:
Gross cost	384.8	293.7
Accumulated depreciation	(235.1)	(215.2)
Property, Plant and Equipment, Net	149.7	78.5
Other assets:
Goodwill and indefinite-lived intangibles	1,139.7	56.3	55.5
Other amortizable intangibles, net	153.5	1.2
Deferred income taxes	0.9	42.3
Deferred financing costs, net	38.9
Other	56.8	38.9
Total other assets	1,389.8	138.7
Total assets	2,614.4	851.7
Current liabilities:
Accounts payable	160.9	57.1
Accrued salaries and wages	36.4	22.6
Income taxes	2.6	2.8
Taxes, other than income taxes	14.5	8.1
Restructuring reserve	0.1	0.3
Other accrued liabilities	71.7	44.1
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7	0.5
Borrowings under revolving credit agreement		11.0
Total current liabilities	319.3	148.7
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	165.5	103.8
Deferred income taxes	240.5
Other liabilities	26.1	20.5
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	642.4	578.7	544.0
Non-controlling interest	1.3
Total Stockholder's equity	643.7	578.7	544.0
Total liabilities and stockholders' equity	2,614.4	851.7
Parent Company [Member]
Current assets:
Cash and cash equivalents	21.3	1.5	38.4	85.5
Accounts receivable, less allowances:	107.7	91.0
Inventories:
Finished products	57.9	59.6
Raw materials and work-in-process	1.6	1.2
Total Inventory	59.5	60.8
Deferred income taxes	9.5	11.3
Prepaid expenses and other current assets	35.9	18.5
Total current assets	233.9	183.1
Property, plant and equipment:
Gross cost	212.1	205.3
Accumulated depreciation	(165.2)	(157.8)
Property, Plant and Equipment, Net	46.9	47.5
Other assets:
Goodwill and indefinite-lived intangibles	11.4	10.7
Other amortizable intangibles, net	0.2	0.4
Deferred income taxes	0.9	44.6
Deferred financing costs, net	38.9
Other	40.4	37.7
Intercompany accounts receivable		199.0
Investment in affiliates	2,590.3	657.6
Total other assets	2,682.1	950.0
Total assets	2,962.9	1,180.6
Current liabilities:
Accounts payable	30.0	23.1
Accrued salaries and wages	10.4	16.3
Income taxes	2.4	2.9
Taxes, other than income taxes	3.1	2.9
Restructuring reserve	0.1	0.3
Other accrued liabilities	31.5	23.8
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7
Borrowings under revolving credit agreement		11.0
Total current liabilities	110.6	82.5
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	127.3	103.8
Deferred income taxes	(52.2)
Intercompany accounts payable	905.2	400.8
Other liabilities	10.3	14.8
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	642.4	578.7
Total Stockholder's equity	642.4	578.7
Total liabilities and stockholders' equity	2,962.9	1,180.6
Subsidiary Guarantor [Member]
Current assets:
Cash and cash equivalents	48.5	3.0	0.4	0.7
Accounts receivable, less allowances:	143.0	55.7
Inventories:
Finished products	278.8	74.8
Raw materials and work-in-process	4.2	0.3
Total Inventory	283.0	75.1
Deferred income taxes	17.6
Prepaid expenses and other current assets	9.5	2.2
Total current assets	501.6	136.0
Property, plant and equipment:
Gross cost	119.2	44.5
Accumulated depreciation	(36.0)	(28.2)
Property, Plant and Equipment, Net	83.2	16.3
Other assets:
Goodwill and indefinite-lived intangibles	1,029.7	14.1
Other amortizable intangibles, net	153.1	0.5
Other	12.7
Intercompany accounts receivable	1,114.8	377.5
Investment in affiliates	219.8	165.5
Total other assets	2,530.1	557.6
Total assets	3,114.9	709.9
Current liabilities:
Accounts payable	91.8	16.9
Accrued salaries and wages	20.0	1.7
Taxes, other than income taxes	8.2	1.3
Other accrued liabilities	19.5	4.9
Total current liabilities	139.5	24.8
Accrued pension liabilities	38.2
Deferred income taxes	291.3
Intercompany accounts payable	6.1	5.5
Other liabilities	10.7	1.1
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	2,629.1	678.5
Total Stockholder's equity	2,629.1	678.5
Total liabilities and stockholders' equity	3,114.9	709.9
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	101.6	135.5	111.6	74.2
Accounts receivable, less allowances:	102.9	73.3
Inventories:
Finished products	96.0	70.9
Raw materials and work-in-process	28.6	25.7
Total Inventory	124.6	96.6
Deferred income taxes	0.9	(1.5)
Prepaid expenses and other current assets	10.3	12.3
Total current assets	340.3	316.2
Property, plant and equipment:
Gross cost	53.5	43.9
Accumulated depreciation	(33.9)	(29.2)
Property, Plant and Equipment, Net	19.6	14.7
Other assets:
Goodwill and indefinite-lived intangibles	98.6	31.5
Other amortizable intangibles, net	0.2	0.2
Deferred income taxes		(2.2)
Other	3.7	1.2
Intercompany accounts receivable	118.8	117.2
Investment in affiliates	344.5	322.9
Total other assets	565.8	470.8
Total assets	925.7	801.7
Current liabilities:
Accounts payable	39.1	17.1
Accrued salaries and wages	6.0	4.6
Income taxes	0.2	(0.1)
Taxes, other than income taxes	3.2	3.9
Other accrued liabilities	21.6	16.2
Current maturities of long-term debt		0.5
Total current liabilities	70.1	42.2
Deferred income taxes	1.4
Intercompany accounts payable	322.3	287.4
Other liabilities	5.1	4.6
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	525.5	467.5
Non-controlling interest	1.3
Total Stockholder's equity	526.8	467.5
Total liabilities and stockholders' equity	925.7	801.7
Elimination [Member]
Inventories:
Finished products	(0.9)	(0.8)
Total Inventory	(0.9)	(0.8)
Total current assets	(0.9)	(0.8)
Other assets:
Intercompany accounts receivable	(1,233.6)	(693.7)
Investment in affiliates	(3,154.6)	(1,146.0)
Total other assets	(4,388.2)	(1,839.7)
Total assets	(4,389.1)	(1,840.5)
Current liabilities:
Other accrued liabilities	(0.9)	(0.8)
Total current liabilities	(0.9)	(0.8)
Intercompany accounts payable	(1,233.6)	(693.7)
Stockholders' equity:
Wolverine World Wide, Inc. stockholders' equity	(3,154.6)	(1,146.0)
Total Stockholder's equity	(3,154.6)	(1,146.0)
Total liabilities and stockholders' equity	$ (4,389.1)	$ (1,840.5)